Investment Portfolio	as of August 31, 2019 (Unaudited)

DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.4%
Alabama 0.4%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	4,860,999
Arizona 3.3%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,839,680
Arizona, State Industrial Development Authority, 1st Tier Great Lakes Senior Living Revenue Communities Project, Series A, 5.0%, 1/1/2054	3,000,000	3,424,710
Arizona, State Industrial Development Authority, 3rd Tier Great Lakes Senior Living Revenue Communities Project:
Series C, 144A, 5.0%, 1/1/2049	1,300,000	1,373,294
Series C, 144A, 5.5%, 1/1/2054	2,700,000	2,959,497
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,096,110
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,130,789
Series G, 144A, 5.0%, 7/1/2051	550,000	600,903
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,100,280
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	8,000,000	10,198,560
Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	690,000	739,066
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,151,690
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	1,380,000	1,431,032
Series A, 144A, 5.25%, 7/1/2048	1,750,000	1,816,290
Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	2,545,000	2,933,952
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,630,953
Series A, 6.25%, 12/1/2046	1,400,000	1,486,268
		37,913,074
California 6.4%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	1,800,000	2,043,738
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	3,800,000	3,897,508
Series A-1, 5.25%, 6/1/2047	2,400,000	2,477,640
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	13,636,262
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,304,258
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049 (a)	3,105,000	3,107,174
4.0%, 9/1/2046 (a)	4,895,000	4,961,180
California, School Finance Authority Revenue, Inspire Charter Schools, Series B, 144A, 3.0%, 7/15/2020	2,590,000	2,594,766
California, State General Obligation, 5.5%, 3/1/2040	5,130,000	5,241,885
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,488,044
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Rialto Bioenergy Facility LLC Project, 144A, AMT, 7.5%, 12/1/2040	3,000,000	3,150,270
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School Project, Series A, 144A, 6.375%, 7/1/2046	2,000,000	2,347,680
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,467,838
Series A, 144A, 5.25%, 12/1/2056	5,515,000	6,306,954
Series A, 5.5%, 12/1/2054	1,305,000	1,474,272
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	544,875
Series A, 6.0%, 10/1/2042	1,000,000	1,092,090
Series A, 6.0%, 10/1/2047	1,000,000	1,090,240
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series C, Zero Coupon, 6/1/2045	20,000,000	2,512,600
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	712,523
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,184,732
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,638,310
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	4,051,882
		73,326,721
Colorado 4.0%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,080,920
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,513,807
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	6,365,000	8,286,148
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,065,840
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,756,571
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,285,042
Series A, 5.0%, 12/1/2035	2,500,000	2,862,350
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	5,000,000	5,504,200
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	1,630,000	1,915,413
Series A, 5.0%, 12/1/2048	2,610,000	3,057,824
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,033,920
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	2,225,000	2,452,884
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,060,000	2,410,035
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048	1,170,000	1,379,956
Denver, CO, International Business Center Metropolitan District No.1, Series B, 6.0%, 12/1/2048	775,000	819,245
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	2,365,000	2,542,990
		45,967,145
Connecticut 0.7%
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* PIK	19,161,053	656,266
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	870,000	1,027,975
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	3,000,000	3,292,530
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,639,440
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	960,000	971,568
		7,587,779
District of Columbia 0.2%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	870,000	939,365
Series A, 5.0%, 7/1/2052	1,305,000	1,403,006
		2,342,371
Florida 4.2%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044	2,310,000	2,231,206
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	2,047,276
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	7,500,000	8,012,550
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5%**, 1/1/2049	2,500,000	2,384,475
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	1,047,797
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	350,000	387,139
Series A, 5.0%, 2/15/2048	1,150,000	1,267,081
Florida, State Development Finance Corp., Solid Waste Disposal Revenue, 144A, AMT, 5.0%, 5/1/2029	1,500,000	1,662,690
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,189,671
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,500,000	2,688,475
144A, 4.375%, 5/1/2050	2,100,000	2,263,821
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,305,000	1,391,848
7.0%, 5/1/2041	1,495,000	1,635,096
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,642,170
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	894,457
Series A, 144A, 5.0%, 1/15/2054	850,000	911,514
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	2,700,000	2,806,137
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,871,572
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, Prerefunded, 5.5%, 11/15/2042	3,040,000	3,328,830
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2029	1,000,000	1,109,170
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,144,100
Pinellas County, FL, Industrial Development Authority Revenue, 2017 Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	435,000	513,000
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project:
Series A, 5.0%, 12/1/2044	1,200,000	1,358,004
Series A, 5.0%, 12/1/2055	1,120,000	1,269,778
		49,057,857
Georgia 1.5%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,446,040
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	4,246,536
Series B, 5.0%, 1/1/2030	1,715,000	2,101,938
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	886,404
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	590,070
Series A, 5.5%, 8/15/2054	1,820,000	2,169,276
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	2,440,000	2,900,257
		17,340,521
Guam 0.5%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,040,000	1,208,813
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,887,548
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	959,136
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,292,112
		5,347,609
Hawaii 0.5%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	5,115,000	5,320,828
Illinois 8.3%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	505,000	592,966
Series A, 5.0%, 12/1/2032	965,000	1,123,945
Series A, 5.0%, 12/1/2033	740,000	859,651
Series A, 5.0%, 12/1/2034	290,000	335,779
Series H, 5.0%, 12/1/2036	2,430,000	2,762,157
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	4,000,000	4,559,200
5.25%, 1/1/2033	2,000,000	2,204,700
5.5%, 1/1/2037	3,000,000	3,389,220
Series A, 5.5%, 1/1/2049	4,605,000	5,469,220
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	1,595,000	1,687,175
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,402,163
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, Prerefunded, 7.75%, 5/15/2030	1,675,000	1,750,777
Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,046,760
Series A, Prerefunded, 8.0%, 5/15/2046	3,500,000	3,663,660
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.0%, 6/15/2052	4,435,000	4,676,796
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg:
5.0%, 2/15/2037	1,000,000	1,004,910
5.125%, 2/15/2045	7,500,000	7,491,300
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,620,861
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055 *	900,000	27,000
Illinois, State Finance Authority Revenue, The Admiral at Lake Project, 5.25%, 5/15/2054	5,400,000	5,791,608
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	2,425,000	2,633,307
Illinois, State General Obligation:
5.0%, 2/1/2027	6,925,000	8,108,275
Series A, 5.0%, 10/1/2033	4,970,000	5,831,699
Series B, 5.0%, 10/1/2033	3,150,000	3,696,147
5.0%, 1/1/2035	1,800,000	2,019,690
Series A, 5.0%, 5/1/2035	5,000,000	5,803,500
Series A, 5.0%, 12/1/2038	2,890,000	3,303,617
Series A, 5.0%, 12/1/2039	6,210,000	7,083,002
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	1,935,000	2,211,144
		96,150,229
Indiana 2.4%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	3,635,000	4,199,079
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,440,540
Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,960,083
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,627,157
Indiana, State Finance Authority, Exempt Facilities Revenue, Green Bond, RES Plyflow Indiana LLC, Project, 144A, AMT, 7.0%, 3/1/2039	2,335,000	2,415,044
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,811,000
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	6,220,000	7,369,705
		27,822,608
Iowa 0.7%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2043	2,635,000	3,027,035
Series A, 5.0%, 5/15/2047	900,000	1,015,623
Series A, 5.0%, 5/15/2048	3,535,000	4,047,893
		8,090,551
Kansas 0.6%
Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	4,500,000	4,803,435
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,655,000	1,742,649
		6,546,084
Kentucky 2.6%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	2,560,000	2,907,264
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	15,000,000	15,582,600
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,215,251
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,455,604
Series A, 5.25%, 6/1/2041	1,915,000	2,252,844
		30,413,563
Louisiana 1.3%
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,343,460
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	826,710
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	12,344
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,113,400
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	2,009,935
Shreveport, LA, Water & Sewer Revenue, Junior Lien, Series B, 4.0%, 12/1/2044, INS: AGMC	1,000,000	1,124,680
		15,430,529
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,768,420
Maryland 1.8%
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, 5.0%, 6/1/2035	1,250,000	1,533,400
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare:
Series A, 5.5%, 1/1/2046	11,080,000	13,168,026
Series A, 6.125%, 1/1/2036	3,250,000	3,574,513
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,708,275
		20,984,214
Massachusetts 0.4%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	430,598	128,439
144A, 5.0%, 11/15/2038	590,000	673,875
144A, 5.125%, 11/15/2046	590,000	672,576
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Series I, Prerefunded, 7.25%, 1/1/2032	900,000	971,838
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	2,000,000	2,091,020
		4,537,748
Michigan 3.4%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,356,585
7.125%, 11/15/2043	1,500,000	1,450,395
144A, 7.5%, 11/15/2044	1,490,000	1,479,749
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,301,474
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,200,540
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,001,960
5.5%, 5/15/2036	1,000,000	1,001,610
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	4,057,912
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,105,085
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	1,066,747
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	11,775,272
		38,797,329
Minnesota 0.8%
Bethel, MN, Senior Housing Revenue, Lodge at Stillwater LLC Project:
5.0%, 6/1/2048	920,000	974,759
5.0%, 6/1/2053	550,000	580,756
5.25%, 6/1/2058	1,495,000	1,591,502
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,188,510
Series A, 5.0%, 2/15/2053	2,815,000	3,323,952
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Metro Deaf School Project, Series A, 144A, 5.0%, 6/15/2048	1,000,000	1,043,740
		8,703,219
Mississippi 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,114,460
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%**, 2/1/2036	2,145,000	2,289,487
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,086,680
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,116,800
		13,607,427
Missouri 2.1%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2050	1,780,000	1,948,495
Series B, 144A, 5.0%, 2/1/2040	1,300,000	1,445,938
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights, Series A, 5.25%, 5/15/2042	2,325,000	2,639,293
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:
Series A, 5.0%, 8/15/2042	2,500,000	2,821,525
Series A, 5.0%, 8/15/2046	3,500,000	3,856,090
Series A, 5.25%, 8/15/2039	1,710,000	1,891,448
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	748,870
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,368,823
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,931,652
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,498,451
		24,150,585
Nebraska 0.2%
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,122,857
Nevada 0.2%
Carson City, NV, Hospital Revenue, Carson Tahoe Regional Medical Centre, Series A, 5.0%, 9/1/2047	1,000,000	1,176,040
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	8,500,000	1,235,135
		2,411,175
New Hampshire 1.4%
New Hampshire, National Finance Authority Revenue, The Vista Project:
Series A, 144A, 5.625%, 7/1/2046	1,000,000	1,103,580
Series A, 144A, 5.75%, 7/1/2054	2,000,000	2,205,680
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	745,087
Series A, 6.875%, 7/1/2041	2,825,000	3,000,715
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,507,736
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	900,000	982,863
Series A, 144A, 6.125%, 7/1/2052	2,700,000	2,935,035
Series A, 144A, 6.25%, 7/1/2042	1,090,000	1,193,201
		16,673,897
New Jersey 3.4%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	486,054
Series DDD, 5.0%, 6/15/2042	1,385,000	1,609,024
Series BBB, 5.5%, 6/15/2030	8,975,000	10,900,406
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	880,000	1,039,421
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,908,325
New Jersey, State Economic Development Authority, Special Facility Revenue, Port Newark Container Terminal LLC Project, AMT, 5.0%, 10/1/2047	3,000,000	3,478,080
New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,700,320
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	2,082,917
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,552,365
New Jersey, Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/2046	9,750,000	10,920,585
		39,677,497
New Mexico 0.9%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,751,400
New Mexico, State Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 3.25%, 7/1/2044	2,765,000	2,909,499
		10,660,899
New York 4.9%
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.25%, 2/15/2047	4,780,000	5,055,233
Series A, Prerefunded, 5.25%, 2/15/2047	220,000	233,695
Series A, 5.75%, 2/15/2047	2,665,000	2,833,854
Series A, Prerefunded, 5.75%, 2/15/2047	125,000	133,678
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	513,135
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,132,910
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	8,000,000	8,886,320
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	1,555,000	1,642,655
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	835,000	1,015,001
AMT, 5.0%, 1/1/2034	835,000	1,012,504
AMT, 5.0%, 1/1/2036	835,000	1,008,830
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	665,305
Series B, 5.0%, 6/1/2045	5,485,000	5,442,162
Series B, 5.0%, 6/1/2048	5,305,000	5,262,030
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,128,271
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	5,000,000	5,192,650
Series E-1, 3.0%, 11/1/2039	3,000,000	3,107,280
New York, NY, General Obligation, Series A-1, 4.0%, 8/1/2038	5,000,000	5,873,400
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,765,000	1,719,957
		56,858,870
North Carolina 0.9%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,491,426
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	3,320,000	3,535,169
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050 (a)	2,125,000	2,369,779
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Aldersgate United Methodist Retirement Community, Inc., Series A, 5.0%, 7/1/2047	2,300,000	2,490,049
		9,886,423
North Dakota 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,135,180
Ohio 5.6%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.875%, 6/1/2047	12,100,000	12,160,621
Series A-3, 6.25%, 6/1/2037	6,000,000	6,186,900
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,739,259
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	4,480,000	5,255,443
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,386,533
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,406,931
Series A, 5.0%, 1/1/2052	1,000,000	1,122,910
Prerefunded, 6.125%, 1/1/2031	1,605,000	1,706,548
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,680,450
Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Series A, 5.25%, 11/15/2048	4,505,000	5,474,521
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	12,305,895
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	787,104
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,386,161
Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group, 5.75%, 11/15/2040	1,105,000	1,137,620
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	4,500,000	5,023,620
		64,760,516
Oklahoma 1.5%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	1,635,000	1,997,169
Series B, 5.5%, 8/15/2057	6,235,000	7,593,981
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project:
5.25%, 11/15/2045	1,175,000	1,342,261
Series A, Prerefunded, 7.25%, 11/1/2045	6,500,000	6,754,280
		17,687,691
Oregon 0.0%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	195,000	218,677
Pennsylvania 3.0%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	500,000	537,180
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	991,539
5.25%, 7/1/2041	900,000	995,913
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	415,000	477,159
Series A, 5.0%, 12/1/2048	1,085,000	1,230,054
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,025,799
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,519,680
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2034	8,005,000	9,337,352
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2039	5,000,000	6,191,050
Series A-1, 5.0%, 12/1/2041	20,000	23,173
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,272,611
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	1,365,000	1,525,810
Series A, 5.0%, 7/1/2049	1,590,000	1,766,887
Philadelphia, PA, Gas Works Revenue, Series 9, 5.25%, 8/1/2040	1,835,000	1,900,418
		34,794,625
Puerto Rico 1.3%
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2025*	920,000	736,000
Series WW, 5.5%, 7/1/2038*	2,900,000	2,327,250
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	11,000,000	11,496,760
		14,560,010
Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligated Group, 5.0%, 5/15/2034	3,150,000	3,705,219
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,628,792
		6,334,011
South Carolina 3.0%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,083,440
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,184,000	4,189,314
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,676,781
South Carolina, State Jobs-Economic Development Authority, Residential Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2047	1,800,000	1,968,174
5.0%, 4/1/2052	1,575,000	1,717,947
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	12,120,785
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,890,000	10,606,570
		34,363,011
Tennessee 0.8%
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	1,003,536
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027	6,435,000	7,791,434
		8,794,970
Texas 11.6%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,972,850
Zero Coupon, 1/1/2032	3,500,000	2,588,670
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series A, 5.75%, 8/15/2038	2,810,000	3,135,567
Clifton, TX, Higher Education Finance Corp., Education Revenue, International Leadership, Series D, 6.125%, 8/15/2048	4,485,000	5,055,626
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,563,250
Series B, Prerefunded, 7.0%, 1/1/2048	3,000,000	3,563,250
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	2,700,000	3,292,434
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,159,840
Lewisville, TX, Combination Contract Revenue, Special Assessment Capital Improvement District No. 4, 6.75%, 10/1/2032	640,000	642,682
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	13,229,810
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	3,125,000	3,378,906
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,487,794
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,006,160
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,729,334
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	2,830,000	3,136,970
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,832,261
Series A, Prerefunded, 5.25%, 11/1/2038	14,000,000	14,673,400
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,742,800
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	2,250,000	2,395,350
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	1,820,000	2,016,669
5.25%, 10/1/2049	4,545,000	5,068,584
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	2,000,000	2,135,640
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	7,000,000	7,251,580
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	19,320,000	22,796,247
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,843,363
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,600,264
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	160,000	165,251
Prerefunded, 7.125%, 11/1/2040	3,580,000	3,822,760
		134,287,312
Utah 0.3%
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,180,000	3,352,165
Virginia 1.5%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,139,070
5.0%, 1/1/2046	1,530,000	1,720,821
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Series A, 5.375%, 9/1/2054	1,500,000	1,583,670
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	475,388
Series B, 5.625%, 9/1/2041	5,332,000	3,581,291
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, 144A, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,114,954
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,118,860
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,585,864
144A, 5.0%, 9/1/2045	2,100,000	2,343,726
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,826,747
		17,490,391
Washington 2.8%
Clark County, WA, School District No. 37 Vancouver:
4.0%, 12/1/2034	1,500,000	1,775,715
4.0%, 12/1/2035	2,000,000	2,359,980
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	1,049,159
5.0%, 12/1/2046	1,365,000	1,388,888
Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	5,900,000	6,904,711
Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2033	4,000,000	4,887,120
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,201,000
Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	550,000	597,531
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,917,400
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	839,953
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,862,852
Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,204,436
		31,988,745
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,080,000
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	4,410,000
6.5%, 10/1/2038	3,000,000	1,890,000
		9,380,000
Wisconsin 4.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,000,000	4,456,360
Series B, 5.0%, 7/1/2048	910,000	982,463
Wisconsin, Public Finance Authority Revenue, Procure Proton Therapy Center, Series A, 144A, 7.0%, 7/1/2048	2,500,000	2,923,775
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,759,595
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,183,200
5.0%, 7/1/2052	910,000	988,360
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, 144A, 5.0%, 6/15/2049	520,000	555,038
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 4.0%, 10/1/2049	5,000,000	5,514,900
Wisconsin, Public Finance Authority, Senior Living Community, First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039 (a)	485,000	487,488
144A, 5.75%, 5/1/2054 (a)	4,725,000	4,748,908
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	4,545,000	5,115,079
Wisconsin, Public Finance Authority, Student Housing Revenue, Nevada State College, 144A, 5.0%, 5/1/2055	6,750,000	7,336,710
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, Prerefunded, 5.625%, 4/15/2039	8,160,000	8,384,645
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,110,000	1,209,734
5.0%, 6/1/2041	955,000	1,035,612
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	200,000	211,956
Series A, 5.0%, 9/15/2045	270,000	285,098
Series A, 5.0%, 9/15/2050	1,080,000	1,138,320
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:, Series B, 5.0%, 9/15/2045	1,000,000	1,042,760
		52,360,001
Total Municipal Bonds and Notes (Cost $1,049,464,267)		1,124,866,333
Other Municipal Related 0.0%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Escrow:
Series A, 11/15/2048*	1,000,000	10,000
Series A, 11/15/2055*	3,430,000	34,300
Total Other Municipal Related (Cost $0)		44,300
Underlying Municipal Bonds of Inverse Floaters (b) 4.1%
Massachusetts 1.5%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 144A, 5.0%, 8/15/2037 (c)	15,000,000	17,860,800
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 13.97%, 8/15/2023, Leverage Factor at purchase date: 4 to 1
Michigan 1.0%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 144A, 5.0%, 4/15/2034 (c)	10,000,000	12,018,513
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 10.744%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
Washington 1.6%
Washington, State General Obligation, Series A-1, 144A, 5.0%, 8/1/2037 (c)	15,000,000	17,877,563
Trust: State General Obligation, Series XM0127, 144A, 13.97%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $44,325,855)		47,756,876
	Shares	Value ($)
Open-End Investment Companies 2.2%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.195%*** (Cost $25,048,121)	25,045,873	25,048,374
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,118,838,243)	103.7	1,197,715,883
Floating Rate Notes (b)	(2.5)	(29,170,000)
Other Assets and Liabilities, Net	(1.2)	(13,861,991)
Net Assets	100.0	1,154,683,892

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	19,161,053	12,391,457	656,266
Puerto Rico, Electric Power Authority Revenue, Series TT*	5.0%	7/1/2025	920,000	743,082	736,000
Puerto Rico, Electric Power Authority Revenue, Series WW*	5.5%	7/1/2038	2,900,000	2,345,300	2,327,250
				15,479,839	3,719,516

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of August 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Current yield; not a coupon rate.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$1,172,667,509	$—	$1,172,667,509
Open-End Investment Companies	25,048,374	—	—	25,048,374
Total	$25,048,374	$1,172,667,509	$—	$1,197,715,883

(d)	See Investment Portfolio for additional detailed categorizations.